Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2021	Dec. 31, 2020
Allocation shares, issued	1,000	1,000
Allocation shares, outstanding	1,000	1,000
Common shares, authorized	500,000,000	500,000,000
Common shares, issued	4,842,851	4,444,013
Common shares, outstanding	4,842,851	4,444,013
Series A Convertible Preferred Shares
Series A convertible preferred shares, outstanding	1,818,182	2,632,278